CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of Investments (unaudited)	December 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 13.6%
Entertainment - 1.6%
Liberty Media Corp.-Liberty Formula One, Class A Shares	1,380	$52,426	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	2,116	90,142	*
Lions Gate Entertainment Corp., Class B Shares	9,108	94,541	*
Walt Disney Co.	17,007	3,081,328	*

Total Entertainment		3,318,437

Interactive Media & Services - 6.5%
Facebook Inc., Class A Shares	26,096	7,128,383	*
Twitter Inc.	109,617	5,935,761	*

Total Interactive Media & Services		13,064,144

Media - 5.5%
AMC Networks Inc., Class A Shares	7,452	266,558	*
Comcast Corp., Class A Shares	142,234	7,453,061
Discovery Inc., Class A Shares	62,289	1,874,276	*
Liberty Broadband Corp., Class A Shares	828	130,476	*
Liberty Broadband Corp., Class C Shares	3,645	577,259	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	5,888	254,303	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	11,776	512,374	*

Total Media		11,068,307

TOTAL COMMUNICATION SERVICES		27,450,888

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.8%
Aptiv PLC	12,191	1,588,366

Internet & Direct Marketing Retail - 6.9%
Alibaba Group Holding Ltd., ADR	8,399	1,954,699	*
Amazon.com Inc.	3,548	11,555,588	*
Qurate Retail Inc., Class A Shares	44,988	493,518

Total Internet & Direct Marketing Retail		14,003,805

Specialty Retail - 2.7%
Advance Auto Parts Inc.	9,485	1,493,982
Home Depot Inc.	8,233	2,186,850
Ulta Beauty Inc.	6,184	1,775,797	*

Total Specialty Retail		5,456,629

TOTAL CONSUMER DISCRETIONARY		21,048,800

CONSUMER STAPLES - 2.6%
Beverages - 1.7%
Anheuser-Busch InBev SA/NV, ADR	17,859	1,248,523
Monster Beverage Corp.	23,834	2,204,168	*

Total Beverages		3,452,691

See Notes to Schedule of Investments.

ClearBridge All Cap Growth ETF 2020 Quarterly Report	1

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of Investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	5,100	$1,921,578

TOTAL CONSUMER STAPLES		5,374,269

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
National Oilwell Varco Inc.	22,264	305,685

FINANCIALS - 0.4%
Capital Markets - 0.4%
Charles Schwab Corp.	15,583	826,522

HEALTH CARE - 19.2%
Biotechnology - 8.7%
AbbVie Inc.	15,047	1,612,286
Alexion Pharmaceuticals Inc.	14,558	2,274,542	*
Amgen Inc.	9,493	2,182,630
Biogen Inc.	14,260	3,491,704	*
BioMarin Pharmaceutical Inc.	12,046	1,056,314	*
ImmunoGen Inc.	19,050	122,872	*
Ionis Pharmaceuticals Inc.	26,118	1,476,712	*
Vertex Pharmaceuticals Inc.	22,820	5,393,279	*

Total Biotechnology		17,610,339

Health Care Equipment & Supplies - 0.9%
Alcon Inc.	13,140	866,977	*
Medtronic PLC	8,280	969,919

Total Health Care Equipment & Supplies		1,836,896

Health Care Providers & Services - 6.3%
Guardant Health Inc.	17,065	2,199,337	*
UnitedHealth Group Inc.	30,174	10,581,419

Total Health Care Providers & Services		12,780,756

Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific Inc.	7,387	3,440,717

Pharmaceuticals - 1.6%
Zoetis Inc.	19,503	3,227,746

TOTAL HEALTH CARE		38,896,454

INDUSTRIALS - 8.6%
Aerospace & Defense - 2.0%
L3Harris Technologies Inc.	13,878	2,623,219
Raytheon Technologies Corp.	19,223	1,374,637

Total Aerospace & Defense		3,997,856

Air Freight & Logistics - 1.3%
United Parcel Service Inc., Class B Shares	15,394	2,592,350

See Notes to Schedule of Investments.

2	ClearBridge All Cap Growth ETF 2020 Quarterly Report

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of Investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Building Products - 0.8%
Johnson Controls International PLC	37,260	$1,735,943

Machinery - 0.5%
Otis Worldwide Corp.	7,381	498,586
Pentair PLC	11,408	605,651

Total Machinery		1,104,237

Professional Services - 1.1%
IHS Markit Ltd.	25,678	2,306,655

Road & Rail - 1.5%
Uber Technologies Inc.	57,966	2,956,266	*

Trading Companies & Distributors - 1.4%
NOW Inc.	22,632	162,498	*
W.W. Grainger Inc.	6,424	2,623,176

Total Trading Companies & Distributors		2,785,674

TOTAL INDUSTRIALS		17,478,981

INFORMATION TECHNOLOGY - 40.0%
Electronic Equipment, Instruments & Components - 2.3%
Dolby Laboratories Inc., Class A Shares	17,940	1,742,512
TE Connectivity Ltd.	24,380	2,951,687

Total Electronic Equipment, Instruments & Components		4,694,199

IT Services - 4.7%
Akamai Technologies Inc.	19,762	2,074,812	*
Fidelity National Information Services Inc.	13,270	1,877,174
Visa Inc., Class A Shares	25,689	5,618,955

Total IT Services		9,570,941

Semiconductors & Semiconductor Equipment - 10.1%
ASML Holding NV, Registered Shares	3,033	1,479,255
Broadcom Inc.	14,006	6,132,527
Cree Inc.	24,777	2,623,884	*
NVIDIA Corp.	6,879	3,592,214
NXP Semiconductors NV	11,430	1,817,484
QUALCOMM Inc.	21,034	3,204,320
Texas Instruments Inc.	8,908	1,462,070

Total Semiconductors & Semiconductor Equipment		20,311,754

Software - 17.9%
Adobe Inc.	9,490	4,746,139	*
Atlassian Corp. PLC, Class A Shares	3,013	704,650	*
Autodesk Inc.	15,180	4,635,061	*
Cerence Inc.	3,271	328,670	*
Citrix Systems Inc.	24,012	3,123,961
FireEye Inc.	89,929	2,073,763	*

See Notes to Schedule of Investments.

ClearBridge All Cap Growth ETF 2020 Quarterly Report	3

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of Investments (unaudited) (cont’d)	December 31, 2020

SECURITY		SHARES	VALUE
Software - (continued)
Microsoft Corp.		33,149	$7,373,001
Nuance Communications Inc.		26,128	1,151,984	*
Nutanix Inc., Class A Shares		30,180	961,837	*
Palo Alto Networks Inc.		7,841	2,786,613	*
salesforce.com Inc.		15,374	3,421,176	*
Splunk Inc.		15,098	2,564,999	*
VMware Inc., Class A Shares		11,815	1,657,172	*
Workday Inc., Class A Shares		3,130	749,979	*

Total Software			36,279,005

Technology Hardware, Storage & Peripherals - 5.0%
Apple Inc.		34,168	4,533,752
Seagate Technology PLC		54,300	3,375,288
Western Digital Corp.		38,795	2,148,855

Total Technology Hardware, Storage & Peripherals			10,057,895

TOTAL INFORMATION TECHNOLOGY			80,913,794

MATERIALS - 2.5%
Chemicals - 0.9%
Ecolab Inc.		8,729	1,888,607

Metals & Mining - 1.6%
Freeport-McMoRan Inc.		83,536	2,173,607
Nucor Corp.		17,940	954,228

Total Metals & Mining			3,127,835

TOTAL MATERIALS			5,016,442

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Equinix Inc.		3,300	2,356,794

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $141,690,514)			199,668,629

	RATE
SHORT-TERM INVESTMENTS - 1.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $2,805,833)	0.006%	2,805,833	2,805,833

TOTAL INVESTMENTS - 100.0% (Cost - $144,496,347)			202,474,462
Liabilities in Excess of Other Assets - (0.0)%††			(16,035)

TOTAL NET ASSETS - 100.0%			$202,458,427

††	Represents less than 0.1%.

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

4	ClearBridge All Cap Growth ETF 2020 Quarterly Report

CLEARBRIDGE ALL CAP GROWTH ETF

Schedule of Investments (unaudited) (cont’d)	December 31, 2020

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge All Cap Growth ETF 2020 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one

6

Notes to Schedule of Investments (unaudited) (cont’d)

or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

7

Notes to Schedule of Investments (unaudited) (cont’d)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$199,668,629	—	—	$199,668,629
Short-Term Investments†	2,805,833	—	—	2,805,833

Total Investments	$202,474,462	—	—	$202,474,462

†	See Schedule of Investments for additional detailed categorizations.

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